RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due from Related Parties) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties	$ 88,047,478	$ 83,986,853
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	75,713,936	78,319,560
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 12,333,542	$ 5,667,293